Related Parties - Summary of Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accounts receivable	$ 3,253	$ 4,598	$ 5,212
Deferred Revenue	146,095	160,821	128,500	$ 147,900
Joyn [Member]
Related Party Transaction [Line Items]
Accounts receivable	2	5	0
Deferred Revenue	2,478	4,608	9,862
Motif [Member]
Related Party Transaction [Line Items]
Accounts receivable	235	3,020	2,403
Deferred Revenue	51,933	52,171	53,952
Genomatica [Member]
Related Party Transaction [Line Items]
Accounts receivable		0	1,500
Deferred Revenue	11,349	17,111	30,128
Allonnia [Member]
Related Party Transaction [Line Items]
Accounts receivable	499	849	1,309
Deferred Revenue	35,876	38,016	26,064
Arcaea [Member]
Related Party Transaction [Line Items]
Accounts receivable	2,050	724	0
Deferred Revenue	43,831	47,356	0
Verb [Member]
Related Party Transaction [Line Items]
Accounts receivable	467	0
Deferred Revenue		160,821	120,078
Other Equity Investees [Member]
Related Party Transaction [Line Items]
Deferred Revenue	$ 628	$ 1,559	$ 72